Common Stock Purchase Warrants (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock Purchase Warrants [Abstract]
Schedule of warrants issued to purchase the Company's common stock

	Issuance dates	Maximum number Of shares of common stock	Exercise prices
Series A Warrants	April 22 and May 18, 2010	748,704	$4.50
Series B Warrants	April 22 and May 18, 2010	748,704	$5.25
Series C Warrants	September 28, 2010	810,001	$4.50
Series D Warrants	September 28, 2010	810,001	$5.25
Placement agent warrants
-Series A Private Placement	April 22 and May 18, 2010	718,755	$3.50~$5.25
-Series B Private Placement	September 28, 2010	561,601	$3.75~$5.25